GOVERNMENT CONTRIBUTION PLAN (Details Textual) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	$ 7,152	$ 3,972